Expense Example	Oct. 23, 2026 USD ($)
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 723
Expense Example, with Redemption, 3 Years	1,087
Expense Example, with Redemption, 5 Years	1,576
Expense Example, with Redemption, 10 Years	2,919
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,467
Expense Example, with Redemption, 10 Years	3,196
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	1,013
Expense Example, with Redemption, 10 Years	2,295
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	1,993
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	2,335
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	1,806
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,180
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	826
Expense Example, with Redemption, 5 Years	1,066
Expense Example, with Redemption, 10 Years	1,751
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,240
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	708
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	1,835
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,024
Expense Example, with Redemption, 10 Years	2,220
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,178